John Hancock Funds II
601 Congress Street
Boston, MA 02210
December 19, 2011
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that (i) the forms of prospectus for the Global Absolute Return Strategies Fund Class A prospectus, Class C prospectus, Class I prospectus, Class NAV prospectus, and Class R6 prospectus, each dated December 16, 2011, and (ii) the form of statement of additional information for Global Absolute Return Strategies Fund dated December 16, 2011, that would have been filed under paragraph (c) of Rule 497 would not have differed from the forms of prospectuses and statement of additional information contained in Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 13, 2011 via EDGAR.
If you have any questions or comments, please call me at 617-663-4326.

/s/ Andrew Wilkins
Andrew Wilkins
Assistant Secretary